UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gluskin Sheff + Associates Inc.
Address:  181 Bay Street, Suite 4600,
          Brookfield Place, Toronto, On M5J 2T3 Canada

Form 13F File Number: 28-13431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Simmonds
Title: Chief Compliance Officer
Phone: 416-681-6077

Signature, Place, and Date of Signing:

    /s/ James Simmonds     Toronto, Ontario, Canada        July 11, 2011
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-_________________   NOT APPLICABLE

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         NONE
Form 13F Information Table Entry Total:                     114
Form 13F Information Table Value Total:  577,837 (in thousands)
                                         ----------------------

List of Other Included Managers: NOT APPLICABLE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
NONE  28-NONE               NONE

[Repeat as necessary.]

GLUSKIN SHEFF + ASSOCIATES INC. U.S. SECURITY HOLDINGS

          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ----------------- ---------  --------  ------------------ ---------- -------- ----------------
                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ----------------- ---------  --------  --------- --- ---- ---------- -------- ---- ------ ----
ALLSTATE CORPORATION           COM               020002101     811.7     27,570 SH       SOLE
ALTRIA GROUP INC.              COM               02209S103   7,381.4    289,840 SH       SOLE
AMERICAN TOWER CORP-CL A       CL A              029912201  10,834.7    214,710 SH       SOLE
APPLE INC.                     COM               037833100  29,624.2     91,521 SH       SOLE
ASPEN TECHNOLOGY INC           COM               045327103   1,106.7     66,800 SH       SOLE
AT&T INC.                      COM               00206R102   4,720.2    155,840 SH       SOLE
AUTOMATIC DATA PROCESSING      COM               053015103   1,856.7     36,550 SH       SOLE
AVAGO TECHNOLOGIES LTD         SHS               Y0486S104   1,848.3     50,440 SH       SOLE
BAKER HUGHES INCORPORATED      COM               057224107   1,711.5     24,460 SH       SOLE
BECTON, DICKINSON & COMPANY    COM               075887109   2,789.5     33,570 SH       SOLE
BHP BILLITON LTD-SPON ADR      SPONSORED ADR     088606108   1,022.0     11,200 SH       SOLE
BRIGHAM EXPLORATION CO.        COM               109178103     640.4     22,190 SH       SOLE
BRISTOL MYERS SQUIBB COMPANY   COM               110122108   3,214.8    115,119 SH       SOLE
BROOKFIELD RESIDENTIAL PROP.IN COM               11283W104     972.0    101,613 SH       SOLE
BRUKER CORP.                   COM               116794108   1,213.9     61,830 SH       SOLE
CAREFUSION CORP                COM               14170T101   8,115.7    309,760 SH       SOLE
CHEVRON CORP.                  COM               166764100   1,362.6     13,740 SH       SOLE
CHUBB CORPORATION              COM               171232101     886.9     14,690 SH       SOLE
CIGNA CORP                     COM               125509109   4,474.4     90,220 SH       SOLE
CIMAREX ENERGY CO              COM               171798101     605.2      6,980 SH       SOLE
CINEDIGM DIGITAL CINEMA - A    COM               172407108      34.8     21,351 SH       SOLE
CINEMARK HOLDINGS INC          COM               17243V102  24,393.6   1,221,47 SH       SOLE
CIT GROUP INC.                 COM NEW           125581801  10,038.3    235,200 SH       SOLE
CNOOC LTD. ADR                 SPONSORED ADR     126132109   1,092.0      4,800 SH       SOLE
COACH INC.                     COM               189754104   6,373.8    103,390 SH       SOLE
COCA-COLA COMPANY              COM               191216100  13,298.8    204,950 SH       SOLE
COMCAST CORPORATION SPECIAL A  CL A SPL          20030N200     219.6      9,400 SH       SOLE
CVS/CAREMARK CORPORATION       COM               126650100   6,865.7    189,460 SH       SOLE
DARDEN RESTAURANTS INC.        COM               237194105   3,864.6     80,540 SH       SOLE
DISCOVER FINANCIAL SERVICES    COM               254709108   1,199.0     46,480 SH       SOLE
DUPONT (E.I.) DE NEMOURS       COM               263534109  15,994.7    306,880 SH       SOLE
EL PASO CORP.                  COM               28336L109   1,176.9     60,420 SH       SOLE
EXPEDIA INC.                   COM               30212P105   8,866.5    317,170 SH       SOLE
EXXON MOBIL CORPORATION        COM               30231G102   4,143.7     52,803 SH       SOLE
FAIRFAX FINANCIAL HOLDINGS LTD SUB VTG           303901102   2,514.3      6,500 SH       SOLE
FIRSTSERVICE CORP              SUB VTG SH        33761N109   1,688.0     50,680 SH       SOLE
FREEPORT McMORAN COPPER & GOLD COM               35671D857   3,842.7     75,330 SH       SOLE
GENERAL DYNAMICS CORP.         COM               369550108   1,683.7     23,430 SH       SOLE
GENERAL GROWTH PROPERTIES      COM               370023103  15,741.0    978,054 SH       SOLE
GENERAL MILLS INC.             COM               370334104   7,257.6    202,210 SH       SOLE
GEORESOURCES INC.              COM               372476101     404.7     18,660 SH       SOLE
GOLDCORP INC.                  COM               380956409   1,096.6     23,560 SH       SOLE
GOODRICH CORP.                 COM               382388106   1,435.7     15,590 SH       SOLE
H. J. HEINZ COMPANY            COM               423074103   4,216.1     82,060 SH       SOLE
HERSHEY COMPANY                COM               427866108   5,692.6    103,840 SH       SOLE
HESS CORP.                     COM               42809H107   1,398.6     19,400 SH       SOLE
HOME DEPOT INC.                COM               437076102   3,865.4    110,670 SH       SOLE
HONEYWELL INTERNATIONAL INC.   COM               438516106   2,425.5     42,210 SH       SOLE
HSBC HOLDINGS PLC-SPONS ADR    SPON ADR NEW      404280406     909.1     19,000 SH       SOLE
HSN INC                        COM               404303109   5,685.2    179,090 SH       SOLE
INTEL CORPORATION              COM               458140100   7,813.5    365,650 SH       SOLE
INTERXION HOLDING NV           SHS               N47279109     758.0     51,920 SH       SOLE
INT'L. BUSINESS MACHINES       COM               459200101   4,516.1     27,300 SH       SOLE
INTUIT INC.                    COM               461202103  10,042.7    200,820 SH       SOLE
ITT CORP                       COM               450911102  18,181.6    319,950 SH       SOLE
JAMBA INC.                     COM               47023A101   1,064.8    516,000 SH       SOLE
JARDEN CORP.                   COM               471109108   1,398.3     42,020 SH       SOLE
KKR & CO LP                    COM UNITS         48248M102   6,699.4    425,700 SH       SOLE
KRAFT FOODS INC - CLASS A      CL A              50075N104  17,967.0    528,870 SH       SOLE
LAMAR ADVERTISING COMPANY 'A'  CL A              512815101   2,726.4    103,300 SH       SOLE
LAS VEGAS SANDS CORP           COM               517834107   1,463.3     35,950 SH       SOLE
LKQ CORP                       COM               501889208   3,262.6    129,680 SH       SOLE
LORILLARD INC.                 COM               544147101   4,773.6     45,470 SH       SOLE
MAGNA INTERNATIONAL INC-CL A   COM               559222401     723.8     13,890 SH       SOLE
MASIMO CORPORATION             COM               574795100   2,303.1     80,470 SH       SOLE
MATTEL INC.                    COM               577081102   1,798.9     67,860 SH       SOLE
MCDONALDS CORP.                COM               580135101  36,855.0    453,266 SH       SOLE
MEAD JOHNSON NUTRITION CO.     COM               582839106  22,304.8    342,421 SH       SOLE
MEDIDATA SOLUTIONS INC         COM               58471A105   2,261.3     98,240 SH       SOLE
MELCO CROWN ENTERTAINMENT      ADR               585464100   1,982.5    160,990 SH       SOLE
MGM RESORTS INTERNATIONAL      COM               552953101   3,520.4    276,360 SH       SOLE
MI DEVELOPMENTS INC-CLASS A    CL A SUB VTG      55304X104  14,687.4    500,530 SH       SOLE
MICROSOFT CORPORATION          COM               594918104   4,396.1    175,340 SH       SOLE
MORGAN STANLEY CHINA A SHARE   COM               617468103   1,053.0     40,000 SH       SOLE
NATIONAL CINEMEDIA INC.        COM               635309107   2,905.8    178,200 SH       SOLE
NEWELL RUBBERMAID INC          COM               651229106   4,748.2    312,040 SH       SOLE
OCH-ZIFF CAPITAL MGMT          CL A              67551U105   1,540.8    115,200 SH       SOLE
OMNIVISION TECHNOLOGIES INC.   COM               682128103   7,825.9    233,140 SH       SOLE
ORACLE CORPORATION             COM               68389X105  11,471.9    361,490 SH       SOLE
PAYCHEX INC.                   COM               704326107   2,452.8     82,800 SH       SOLE
PEPSICO INC.                   COM               713448108   1,663.9     24,500 SH       SOLE
PETROHAWK ENERGY CORP          COM               716495106   3,271.0    137,500 SH       SOLE
PFIZER INC.                    COM               717081103   8,700.9    438,010 SH       SOLE
PRICELINE.COM INC.             COM NEW           741503403   1,402.0      2,840 SH       SOLE
PRICESMART INC                 COM               741511109   9,078.9    183,780 SH       SOLE
QUAD GRAPHICS INC.             COM CL A          747301109   1,332.3     35,554 SH       SOLE
QUALCOMM INC.                  COM               747525103   6,405.6    116,970 SH       SOLE
REGAL ENTERTAINMENT GROUP 'A'  CL A              758766109  25,749.9   2,162,20 SH       SOLE
REINSURANCE GROUP OF AMERICA A COM NEW           759351604     990.6     16,879 SH       SOLE
RESEARCH IN MOTION             COM               760975102     311.3     11,190 SH       SOLE
RIO TINTO PLC - SPON ADR       SPONSORED ADR     767204100   1,087.9     15,600 SH       SOLE
RYANAIR HLDGS PLC-SP ADR       SPONSORED ADR     783513104   6,889.5    243,510 SH       SOLE
SAPIENT CORPORATION            COM               803062108     680.6     46,960 SH       SOLE
SCORPIO TANKERS INC.           COM               Y7542C106   7,626.5    791,673 SH       SOLE
SCRIPPS NETWORKS INTER-CL A    CL A COM          811065101   2,847.4     60,410 SH       SOLE
SIX FLAGS ENTERTAINMENT CORP   COM               83001A102   4,878.9    135,100 SH       SOLE
SKYWORKS SOLUTIONS INC.        COM               83088M102   2,949.7    133,110 SH       SOLE
SLM CORP.                      COM               78442P106   6,549.9    404,070 SH       SOLE
SONOCO PRODUCTS CO.            COM               835495102     951.7     27,770 SH       SOLE
SPDR GOLD TRUST                GOLD SHS          78463V107   1,212.2      8,610 SH       SOLE
ST. JUDE MEDICAL INC.          COM               790849103     859.8     18,700 SH       SOLE
STARBUCKS CORP.                COM               855244109   6,148.1    161,450 SH       SOLE
STERLING BANCORP               COM               859158107   1,369.0    149,600 SH       SOLE
STRATEGIC HOTELS & RESORTS     COM               86272T106   3,464.0    507,380 SH       SOLE
TORO CO                        COM               891092108   5,066.9     86,850 SH       SOLE
TSAKOS ENERGY NAVIGATION LTD.  SHS               G9108L108     910.5     94,420 SH       SOLE
ULTRA PETROLEUM CORP.          COM               903914109   1,052.0     23,820 SH       SOLE
UNITED TECHNOLOGIES CORP       COM               913017109   1,277.7     14,970 SH       SOLE
UNITEDHEALTH GROUP INC         COM               91324P102   1,058.4     21,280 SH       SOLE
VODAFONE GROUP PLC SP ADR      SPONS ADR NEW     92857W209   7,823.4    303,630 SH       SOLE
WATERS CORP.                   COM               941848103   1,957.2     21,200 SH       SOLE
WELLPOINT INC.                 COM               94973V107     530.9      6,990 SH       SOLE
WENDY'S/ARBY'S GROUP INC-A     COM               950587105   3,609.3    738,250 SH       SOLE
WILLIAMS-SONOMA INC            COM               969904101   2,018.3     57,360 SH       SOLE

                               $ Value (in thousands)        577,837      # Securities          114